UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-07266
                                    --------------------------

                    Principal Equity Income Fund, Inc.
                  (previously Principal Utilities Fund, Inc.)
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                       PRINCIPAL EQUITY INCOME FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                            Shares
                                                             Held                 Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (71.84%)
APPLIANCES (1.25%)
                                                                              $
 Whirlpool                                                  15,100                942,844
AUTO-CARS & LIGHT TRUCKS (1.06%)
 Ford Motor                                                 54,300                799,296
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.34%)
 Dana                                                       52,260              1,008,095
BEVERAGES-NON-ALCOHOLIC (0.58%)
 Coca-Cola                                                   9,900                434,214
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.70%)
 Masco                                                      17,400                526,176
CASINO HOTELS (0.91%)
 Harrah's Entertainment                                     14,780                687,122
COATINGS & PAINT (0.71%)
 RPM                                                        35,660                536,683
COMMERCIAL BANKS (1.76%)
 Nordea                                                     55,510                377,956
 S&T Bancorp                                                28,400                944,868
                                                                                1,322,824
DISTRIBUTION-WHOLESALE (0.73%)
 Ingram Micro /1/                                           38,550                549,338
DIVERSIFIED MANUFACTURING OPERATIONS (0.74%)
 Eaton                                                       8,620                557,197
ELECTRIC-INTEGRATED (5.09%)
 Alliant Energy                                             23,900                619,249
 Constellation Energy Group                                 25,000                963,750
 Energy East                                                30,000                730,800
 Exelon                                                     20,000                698,000
 WPS Resources                                              18,000                826,020
                                                                                3,837,819
ENGINES-INTERNAL COMBUSTION (0.81%)
 Cummins Engine                                              8,750                607,512
FINANCE-CREDIT CARD (0.64%)
 MBNA                                                       19,500                481,455
FINANCE-INVESTMENT BANKER & BROKER (2.67%)
 Citigroup                                                  10,780                475,290
 Friedman, Billings, Ramsey Group                           64,800              1,065,960
 Goldman Sachs Group                                         5,370                473,580
                                                                                2,014,830
FINANCE-MORTGAGE LOAN/BANKER (2.91%)
 American Home Mortgage Investment                          70,500              1,822,425
 Charter Mac                                                19,100                371,495
                                                                                2,193,920
GAS-DISTRIBUTION (1.31%)
 Sempra Energy                                              27,500                983,125
HOME FURNISHINGS (1.33%)
 Bassett Furniture Industries                               52,400              1,000,840
INVESTMENT COMPANIES (1.24%)
 Apollo Investment /1/                                      41,355                563,669

                                                            Shares
                                                             Held               Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INVESTMENT COMPANIES (CONTINUED)
                                                                              $
 MCG Capital                                                22,900                372,125
                                                                                  935,794
MACHINERY-CONSTRUCTION & MINING (0.58%)
 Caterpillar                                                 5,990                440,205
MACHINERY-FARM (0.64%)
 Deere                                                       7,720                484,893
MEDICAL-DRUGS (1.32%)
 Orion OYJ                                                  22,800                590,176
 Wyeth                                                      11,410                403,914
                                                                                  994,090
METAL-COPPER (0.84%)
 Southern Peru Copper                                       16,200                633,906
MISCELLANEOUS INVESTING (16.24%)
 Arden Realty                                               15,000                456,000
 Boston Properties                                          10,400                550,160
 Brandywine Realty Trust                                     8,400                229,320
 CBL & Associates Properties                                 3,900                214,890
 Colonial Properties Trust                                   6,000                228,000
 Commercial Net Lease Realty                                12,400                210,800
 Equity Office Properties Trust                              8,400                217,980
 Equity One                                                 40,300                727,415
 Equity Residential Properties Trust                         7,400                218,670
 Health Care                                                18,700                603,449
 Health Care Property Investors                             10,800                269,568
 Healthcare Realty Trust                                    17,800                642,936
 Home Properties of New York                                 5,400                203,040
 Hospitality Properties Trust                               10,600                422,728
 iStar Financial                                            41,600              1,580,800
 Keystone Property Trust                                    22,300                529,848
 Lexington Corporate Properties Trust                       35,800                700,248
 Mack-Cali Realty                                            5,600                229,040
 Maguire Properties                                         19,000                470,250
 Mid-America Apartment Communities                          21,000                752,850
 New Plan Excel Realty Trust                                27,200                646,000
 Prentiss Properties Trust                                   6,800                232,968
 Sovran Self Storage                                         6,300                244,377
 Summit Properties                                          31,400                810,120
 Tanger Factory Outlet Centers                              15,300                606,645
 United Dominion Realty Trust                               12,400                240,436
                                                                               12,238,538
MONEY CENTER BANKS (3.33%)
 ABN AMRO Holding                                           37,500                785,578
 Bank of America                                            14,350              1,219,893
 JP Morgan Chase                                            13,560                506,195
                                                                                2,511,666
MULTI-LINE INSURANCE (0.67%)
 Allstate                                                   10,700                503,756
OFFICE SUPPLIES & FORMS (1.31%)
 Ennis Business Forms                                       54,100                984,620
OIL COMPANY-EXPLORATION & PRODUCTION (2.91%)
 Enerplus Resources Fund                                    56,700              1,680,021

                                                            Shares
                                                             Held               Value
------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                              $
 Kerr-McGee                                                  9,800                514,500
                                                                                2,194,521
OIL COMPANY-INTEGRATED (4.34%)
 ChevronTexaco                                               7,700                736,505
 ENI                                                        42,000                864,677
 Marathon Oil                                               20,700                779,769
 Occidental Petroleum                                       10,400                512,408
 Shell Transport & Trading                                  51,520                373,341
                                                                                3,266,700
OIL REFINING & MARKETING (0.59%)
 Sunoco                                                      6,550                446,514
PAPER & RELATED PRODUCTS (0.63%)
 Weyerhaeuser                                                7,700                477,400
PROPERTY & CASUALTY INSURANCE (0.95%)
 Chubb                                                      10,400                715,312
REAL ESTATE MANAGEMENT & SERVICES (1.95%)
 Castellum                                                  23,500                568,062
 Corio                                                      21,100                900,803
                                                                                1,468,865
REAL ESTATE OPERATOR & DEVELOPER (1.13%)
 Land Securities Group                                      41,390                852,760
REGIONAL BANKS (2.75%)
 Comerica                                                   15,700                917,979
 KeyCorp                                                    12,600                380,268
 PNC Financial Services Group                               15,270                772,662
                                                                                2,070,909
RETAIL-AUTO PARTS (0.72%)
 Halfords Group /1/                                        110,429                538,672
TELEPHONE-INTEGRATED (3.53%)
 BellSouth                                                  28,550                773,419
 SBC Communications                                         19,700                499,198
 Sprint                                                     26,290                491,097
 Verizon Communications                                     23,214                894,668
                                                                                2,658,382
TOBACCO (1.63%)
 Altria Group                                               18,200                866,320
 Imperial Tobacco Group                                     16,800                365,072
                                                                                1,231,392
                                   TOTAL COMMON STOCKS                         54,132,185

                                                            Shares
                                                             Held               Value
------------------------------------------------------------------------------------------------
PREFERRED STOCKS (17.56%)
CELLULAR TELECOMMUNICATIONS (1.76%)
 U.S. Cellular                                              48,000              1,327,200
COMMERCIAL BANKS (2.48%)
 CoBank /2/                                                 35,300              1,869,135

                                                            Shares
                                                             Held               Value
------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (3.52%)
                                                                              $
 Consolidated Edison                                         7,556                202,123
 DTE Energy Trust I                                          9,140                239,742
 Entergy Louisiana                                          39,580              1,042,142
 OGE Energy Capital Trust I                                 18,326                467,313
 Public Service Enterprise Group                            12,670                704,452
                                                                                2,655,772
FOOD-DAIRY PRODUCTS (0.47%)
 Dairy Farmers of America /2/                                3,500                357,219
GAS-DISTRIBUTION (2.48%)
 AGL Capital Trust II                                       25,385                659,756
 KeySpan                                                    23,500              1,207,430
                                                                                1,867,186
MISCELLANEOUS INVESTING (0.99%)
 HRPT Properties Trust  Series B                            28,000                743,960
OIL COMPANY-INTEGRATED (0.95%)
 Unocal Capital Trust                                       13,730                712,244
PIPELINES (1.13%)
 TransCanada PipeLines                                      33,457                851,815
PROPERTY & CASUALTY INSURANCE (0.68%)
 XL Capital                                                 19,000                514,710
TELECOMMUNICATION SERVICES (0.64%)
 Citizens Utilities Trust                                    8,900                480,600
TELEPHONE-INTEGRATED (2.46%)
 ALLTEL                                                     29,800              1,492,980
 Telephone & Data Systems                                   13,700                357,844
                                                                                1,850,824
                                TOTAL PREFERRED STOCKS                         13,230,665

                                                           Principal
                                                             Amount             Value
------------------------------------------------------------------------------------------------
BONDS (7.57%)
CELLULAR TELECOMMUNICATIONS (0.63%)
 Nextel Communications
                                                         $                    $
  5.25%; 01/15/10                                          480,000                477,600
ELECTRIC-INTEGRATED (0.27%)
 Georgia Power Capital Trust VI
  4.88%; 11/01/42                                          200,000                204,605
MULTI-LINE INSURANCE (0.45%)
 Allstate Financing II
  7.83%; 12/01/45                                          312,000                341,113
OIL COMPANY-INTEGRATED (2.14%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                        1,475,000              1,611,367

                                                           Principal
                                                             Amount             Value
------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PIPELINES (4.08%)
 KN Capital Trust III
                                                         $                    $
  7.63%; 04/15/28                                        2,900,000              3,072,854
                                           TOTAL BONDS                          5,707,539

                                                           Principal
                                                             Amount             Value
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.14%)
FINANCE-MORTGAGE LOAN/BANKER (2.14%)
 Investment in Joint Trading Account;
            Federal Home Loan Bank
  1.28%; 08/02/04                                        1,614,213              1,614,155
                                TOTAL COMMERCIAL PAPER                          1,614,155
                                                                              -----------

                  TOTAL PORTFOLIO INVESTMENTS (99.11%)                         74,684,544
CASH, RECEIVABLES AND OTHER ASSETS, NET OF
  LIABILITIES (0.89%)                                                             671,992
                            TOTAL NET ASSETS (100.00%)                        $75,356,536
                                                                             -------------

                                      1

/1/ Non-income producing security.
/2/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,226,354 or 2.95% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 2,467,692
Unrealized Depreciation                       (3,810,731)
                                             -----------
Net Unrealized Appreciation (Depreciation)    (1,343,039)
Cost for federal income tax purposes         $76,027,583

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Equity Income Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------